As filed with the Securities and Exchange Commission on March 5, 2015

1933 Act File No. 033-57986

1940 Act File No. 811-07470

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒

(Check appropriate box or boxes.)

EAGLE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

RICHARD J. ROSSI, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 77 to the Registrant’s registration statement on February 27, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of March 5, 2015.

EAGLE SERIES TRUST

By:	/s/ Susan L. Walzer
Susan L. Walzer, Vice President,
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 78 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Susan L. Walzer Susan L. Walzer	Principal Executive Officer	March 5, 2015

/s/ James L. Pappas* James L. Pappas	Chairman of the Board	March 5, 2015

/s/ J. Cooper Abbott J. Cooper Abbott	Trustee	March 5, 2015

/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	March 5, 2015

/s/ Lincoln Kinnicutt* Lincoln Kinnicutt	Trustee	March 5, 2015

/s/ William J. Meurer* William J. Meurer	Trustee	March 5, 2015

/s/ Liana O’Drobinak* Liana O’Drobinak	Trustee	March 5, 2015

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	March 5, 2015

/s/ Carolyn K. Gill Carolyn K. Gill	Principal Financial Officer	March 5, 2015

*By:	/s/ Richard J. Rossi
Richard J. Rossi, Attorney-In-Fact

Exhibit Index

Type	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase